Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, number of plans | plan		2
Stock-based compensation, award vesting period		4 years
Stock-based compensation, expiration period		10 years
Stock-based compensation, outstanding number of shares (in shares)	5,022,000	5,022,000	3,489,000
Total stock-based compensation expense | $		$ 42,571	$ 1,982
Stock-based compensation, cost unrecognized, period for recognition		3 years 7 months 6 days	1 year 10 months 24 days
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price over market price, percentage	48.00%
Property, Plant and Equipment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense | $		$ 11	$ 0
Restricted Stock Awards (RSA)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Awards granted (in shares)		0	3,486,000
Weighted Average Grant Date Fair Value, granted (in USD per share) | $ / shares		$ 0	$ 0.0121
Stock-based compensation, cost unrecognized | $	$ 41	$ 41
Stock-based compensation, cost unrecognized, period for recognition		3 months 18 days
Stock-based compensation, grant date fair value of awards vested | $		$ 7
Minimum | Restricted Stock Awards (RSA)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, award vesting period		3 years
Maximum | Restricted Stock Awards (RSA)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, award vesting period		4 years
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, outstanding number of shares (in shares)	41,000	41,000
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, outstanding number of shares (in shares)	2,200,000	2,200,000
2021 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, award vesting period		10 years
Stock-based compensation, number of shares authorized (in shares)	15,000,000	15,000,000
Number of additional shares authorized		13,100,000
2021 Equity Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, award vesting period		3 years
2021 Equity Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, award vesting period		4 years
2021 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, number of shares authorized (in shares)	3,000,000	3,000,000